411 East Wisconsin Avenue Milwaukee, Wisconsin 53202-4497 Tel 414.277.5000 Fax 414.271.3552 www.quarles.com	Attorneys at Law in: Phoenix and Tucson, Arizona Naples and Tampa, Florida Chicago, Illinois Milwaukee and Madison, Wisconsin Washington, DC

January 31, 2014

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Thompson IM Funds, Inc. (the "Registrant")
1933 Act Reg. No. 33-6418; 1940 Act File No. 811-4946

Ladies and Gentlemen:

On behalf of the Registrant named above, we enclose for filing, pursuant to Rule 497(e) under the Securities Act of 1933 (the "Securities Act"), exhibits containing interactive data format risk/return summary information relating to the Thompson LargeCap Fund, a series of the Registrant. The interactive data relate to a supplement filed with the Securities and Exchange Commission on behalf of the Registrant pursuant to Rule 497(e) on January 23, 2014.

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Exhibit No. Description
EX-101.INS XBRL Instance Document
EX-101.SCH XBRL Taxonomy Extension Schema Document
EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase

Please direct any comments or questions regarding this filing to Fred Lautz of our office at 414-277-5309 or the undersigned at 414-277-5817.

Very truly yours

Quarles & Brady LLP
/s/ Matthew C. Vogel
Matthew C. Vogel

cc (w/enc):	Penny Hubbard, Chief Financial Officer
Nedra Pierce, Chief Compliance Officer
Fredrick G. Lautz, Esq.